Net Income (loss) per Share - Antidilutive securities excluded (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	8,570,147	10,328,353	10,665,823
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	7,936,403	9,145,983	9,424,471
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	633,744	1,182,370	1,241,352